SCHEDULE OF CONTINGENT CONSIDERATION (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Vital Acquisition
Contingent consideration, beginning balance	$ 694,230	$ 4,797,717
Change in fair value of contingent consideration	(224,116)	(4,103,487)
Contingent consideration, ending balance	$ 470,114	$ 694,230